Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 368	$ 330
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	115	87
Deferred income taxes	(26)	(11)
(Income) loss from equity investments, net	12	(14)
Share-based compensation cost	506	400
Operating lease expense	27	18
Gain on business divestiture	(131)	0
Other non-cash operating activities, net	(18)	12
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	(12)	(225)
Contract assets, net (including contract assets from related parties)	93	(151)
Prepaid expenses and other assets	4	(56)
Accrued compensation and benefits	(21)	(193)
Contract liabilities (including contract liabilities from related parties)	119	7
Tax liabilities	(22)	(68)
Operating lease liabilities	(22)	(21)
Other liabilities (including payables to related parties)	(93)	(399)
Net cash provided by (used for) operating activities	899	(284)
Cash flows provided by (used for) investing activities
Purchases of short-term investments	(405)	(65)
Proceeds from maturity of short-term investments	405	205
Purchases of equity investments	(3)	(41)
Purchases of intangible assets	(9)	(16)
Proceeds from business divestiture	127	0
Purchases of property and equipment	(292)	(82)
Other investing activities, net, including investments in convertible loans	1	0
Net cash provided by (used for) investing activities	(176)	1
Cash flows provided by (used for) financing activities
Payments of intangible asset obligations	(37)	(31)
Proceeds from Employee Stock Purchase Plan	35	0
Other financing activities, net	(24)	(21)
Payments of withholding tax on vested shares	(287)	(97)
Net cash provided by (used for) financing activities	(313)	(149)
Effect of foreign exchange rate changes on cash and cash equivalents	23	7
Net increase (decrease) in cash and cash equivalents	433	(425)
Cash and cash equivalents at the beginning of the period	2,085	1,923
Cash and cash equivalents at the end of the period	2,518	1,498
Non-cash investing and financing activities:
Non-cash additions in property and equipment	10	6
Non-cash additions in finance lease right-of-use assets	56	33
Non-cash additions in intangible assets	127	62
Non-cash additions in operating lease right-of-use assets	57	42
Non-cash additions of operating lease liabilities	66	43
Non-cash withholding tax on vested shares	$ 83	$ 14